Maturities of Notes Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
2012	$ 95,185
Total	$ 95,185	$ 109,133